Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,680,860,271.9
Previously Paid Amount	0
Total Fee Amount	146,234.84
Total Offset Amount	0
Net Fee	$ 146,234.84
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A